Vanguard Variable Insurance Funds — Conservative Allocation Portfolio
Vanguard Variable Insurance Funds — Moderate Allocation Portfolio
Supplement to the Prospectus and Summary Prospectuses Dated April 26, 2024
As approved by Vanguard Variable Insurance Funds’ Board of Trustees, Vanguard Variable Insurance Funds — Conservative Allocation Portfolio and Vanguard Variable Insurance Funds — Moderate Allocation Portfolio (each, a Portfolio) have reduced their expense ratios. Effective February 3, 2025, the Annual Portfolio Operating Expenses table and the hypothetical expenses example for each Portfolio are hereby deleted and replaced with the following:
Prospectus and Summary Prospectus Text Changes for Vanguard Variable Insurance Funds — Conservative Allocation Portfolio
Annual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.00%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.12%
Total Annual Portfolio Operating Expenses[1]	0.12%
1
The expense information shown in the table has been restated as a result of the restatement of Acquired Fund Fees and Expenses to reflect a reduction in the expense ratios of certain underlying funds in which the Portfolio currently invests.
Example
The following example is intended to help you compare the cost of investing in the Portfolio (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual operating expenses (of the Portfolio and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$12	$39	$68	$154
Prospectus and Summary Prospectus Text Changes for Vanguard Variable Insurance Funds – Moderate Allocation Portfolio
Annual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.00%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.12%
Total Annual Portfolio Operating Expenses[1]	0.12%
1
The expense information shown in the table has been restated as a result of the restatement of Acquired Fund Fees and Expenses to reflect a reduction in the expense ratios of certain underlying funds in which the Portfolio currently invests.
Example
The following example is intended to help you compare the cost of investing in the Portfolio (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual operating expenses (of the Portfolio and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$12	$39	$68	$154

© 2025 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 710A 022025

Vanguard Variable Insurance Funds — Total International Stock Market Index Portfolio
Supplement to the Prospectus and Summary Prospectus Dated April 26, 2024
As approved by Vanguard Variable Insurance Funds’ Board of Trustees, Vanguard Variable Insurance Funds — Total International Stock Market Index Portfolio (the Portfolio) has reduced its expense ratio. Effective February 3, 2025, the Annual Portfolio Operating Expenses table and the hypothetical expenses example for the Portfolio are hereby deleted and replaced with the following:
Prospectus and Summary Prospectus Text Changes for Vanguard Variable Insurance Funds — Total International Stock Market Index Portfolio
Annual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.00%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.08%
Total Annual Portfolio Operating Expenses[1]	0.08%
1
The expense information shown in the table has been restated as a result of the restatement of Acquired Fund Fees and Expenses to reflect a reduction in the expense ratios of certain underlying funds in which the Portfolio currently invests.
Example
The following example is intended to help you compare the cost of investing in the Portfolio (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual operating expenses (of the Portfolio and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$8	$26	$45	$103

© 2025 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 802A 022025